FILE NO. 333-61879
                                                             FILE NO. 811-08965
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM N-4
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                  PRE-EFFECTIVE AMENDMENT NO. 1                       [X]
                  POST-EFFECTIVE AMENDMENT NO.                        [ ]
                                    AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                       AMENDMENT NO. 1                                [X]



                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                      VARIABLE ANNUITY SEPARATE ACCOUNT II
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)



                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)


                           20 WASHINGTON AVENUE SOUTH
                         MINNEAPOLIS, MINNESOTA 55401
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (612) 342-7346

                                ---------------

                                STEWART D. GREGG
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                           20 WASHINGTON AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55401
                     (NAME AND ADDRESS OF AGENT OF SERVICE)

                                ---------------
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ---------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

        TITLE OF SECURITIES BEING REGISTERED: VARIABLE ANNUITY CONTRACTS
                    ISSUED BY A REGISTERED SEPARATE ACCOUNT.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                      VARIABLE ANNUITY SEPARATE ACCOUNT II

                 CROSS REFERENCE SHEET PURSUANT TO RULE 495(A)



   FORM N-4
ITEM NUMBER   PART A INFORMATION REQUIRED IN PROSPECTUS
------------- -------------------------------------------------------------------
      1.      Cover Page
      2.      Definitions
      3.      Summary of Contract Expenses
      4.      Performance Information and Condensed Financial Information
      5.      ReliaStar Life Insurance Company of New York; The Variable Account;
              Investments of the Variable Account
      6.      Charges Made by ReliaStar Life Insurance Company of New York
      7.      The Contracts
      8.      Annuity Provisions
      9.      The Contracts
     10.      The Contracts
     11.      The Contracts
     12.      Federal Tax Status
     13.      Legal Proceedings
     14.      Statement of Additional Information Table of Contents

              PART B INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
              ------------------------------------------------------------------
     15.      Cover Page
     16.      Table of Contents
     17.      Introduction
     18.      Administration of the Contracts
     19.      Distribution of the Contracts
     20.      Distribution of the Contracts
     21.      Calculation of Yield and Return
     22.      Annuity Provisions (In Prospectus)
     23.      Financial Statements

              PART C OTHER INFORMATION
              ------------------------
     24.      Financial Statements and Exhibits
     25.      Directors and Officers of the Depositor
     26.      Persons Controlled by or Under Common Control with the Depositor or Registrant
     27.      Number of Contract Owners
     28.      Indemnification
     29.      Principal Underwriters
     30.      Location of Accounts and Records
     31.      Not Applicable
     32.      Undertakings

                                                              FEBRUARY 22, 1999
(RELIASTAR Logo appears here)



              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

                                   Issued By

                  ReliaStar Life Insurance Company of New York
                      Variable Annuity Separate Account II
                of ReliaStar Life Insurance Company of New York


PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING IT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT: The fixed and variable annuity contract we are offering is a contract between you, the owner, and us, ReliaStar Life Insurance Company of New York ("ReliaStar New York"). It provides a means for selecting one or more investment funds ("Investment Options" or "Funds") on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     Through the Variable Account, the Contract offers up to 29 investment options from which you can choose up to 17 over the lifetime of the Contract. Currently there is no charge for transfers. The returns on these investment options are not guaranteed and you can possibly lose money.

     The Contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar New York. While your money is in the fixed account, the interest you earn and your principal is guaranteed by ReliaStar New York.

     The Contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount ReliaStar New York will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar New York may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar New York may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000. Large contracts with initial premium paid of $1 million or more contain certain specialized contract provisions that may be more or less advantageous than the terms of contracts with less than $1 million of initial premium.

4. INVESTMENT OPTIONS: You can put your money in up to 17 of these 29 investment options which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the seventeenth Fund you would only be able to transfer within the seventeen already utilized and which are still available.

                                 FIDELITY VARIABLE INSURANCE      NEUBERGER BERMAN ADVISERS
THE ALGER AMERICAN FUND:         PRODUCTS FUND II:                MANAGEMENT TRUST:                 OCC ACCUMULATION TRUST:
GROWTH PORTFOLIO                 VIP II CONTRAFUND PORTFOLIO      LIMITED MATURITY BOND PORTFOLIO   EQUITY PORTFOLIO
MIDCAP GROWTH PORTFOLIO          VIP II INDEX 500 PORTFOLIO       PARTNERS PORTFOLIO                GLOBAL EQUITY PORTFOLIO
SMALL CAPITALIZATION PORTFOLIO   VIP II INVESTMENT GRADE BOND     SOCIALLY RESPONSIVE PORTFOLIO     MANAGED PORTFOLIO
                                  PORTFOLIO                                                         SMALL CAP PORTFOLIO
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND:                   JANUS ASPEN SERIES:              NORTHSTAR GALAXY TRUST:           PUTNAM VARIABLE TRUST:

VIP EQUITY-INCOME PORTFOLIO      AGGRESSIVE GROWTH PORTFOLIO      EMERGING GROWTH PORTFOLIO         PUTNAM VT GROWTH AND
VIP GROWTH PORTFOLIO             GROWTH PORTFOLIO                 GROWTH + VALUE PORTFOLIO           INCOME FUND
VIP HIGH INCOME PORTFOLIO        INTERNATIONAL GROWTH PORTFOLIO   HIGH YIELD BOND PORTFOLIO         PUTNAM VT NEW OPPORTUNITIES
VIP MONEY MARKET PORTFOLIO       WORLDWIDE GROWTH PORTFOLIO       INTERNATIONAL VALUE PORTFOLIO      FUND
                                                                  MULTI-SECTOR BOND PORTFOLIO       PUTNAM VT VOYAGER FUND

Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


     Each year ReliaStar New York deducts a $30 contract maintenance charge from your Contract. Reliastar New York reserves the right to waive this Annual Contract Charge where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. In addition, this charge will be waived for all Contracts with $1 million or more of initial premium. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios. (Of this amount, .05% is waived and re-credited for Contracts with initial premium of $1 million or more, prior to the Annuity Commencement Date).


     There are also investment fund annual expenses which range from 0.28% to 1.19% of the average daily value of the investment fund depending upon the investment option which you select.

     If you take your money out, we may assess a withdrawal charge. This charge is equal to a maximum of 6.00% in years 1 and 2 and reduces to 0 after year 6. We may also assess a state premium tax charge which ranges from 0.00% to 3.50% depending upon the state.

     The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as 0.08% below), the 1.40% insurance charges assessed on most Contracts, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5.00% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0.00% in both examples.

                                                                                                          TOTAL ANNUAL
                                                                                                       EXPENSES AT END OF:
                                                   TOTAL ANNUAL        TOTAL ANNUAL      TOTAL ANNUAL     (1)      (2)
INVESTMENT FUNDS                                INSURANCE CHARGES   PORTFOLIO EXPENSES     EXPENSES     1 YEAR   10 YEARS
---------------------------------------------- ------------------- -------------------- -------------- -------- ---------
  THE ALGER AMERICAN FUND:
   Growth Portfolio ..........................         1.48%                0.79%             2.27%       $77      $260
   MidCap Growth Portfolio ...................         1.48%                0.84%             2.32%       $77      $265
   Small Capitalization Portfolio ............         1.48%                0.89%             2.37%       $78      $270

  FIDELITY VARIABLE INSURANCE
   PRODUCTS FUND:
   VIP Equity-Income Portfolio ...............         1.48%                0.58%             2.06%       $75      $239
   VIP Growth Portfolio ......................         1.48%                0.69%             2.17%       $76      $250
   VIP High Income Portfolio .................         1.48%                0.71%             2.19%       $76      $252
   VIP Money Market Portfolio ................         1.48%                0.31%             1.79%       $72      $210

  FIDELITY VARIABLE INSURANCE
   PRODUCTS FUND II:
   VIP II Contrafund Portfolio ...............         1.48%                0.71%             2.19%       $76      $252
   VIP II Index 500 Portfolio ................         1.48%                0.28%             1.76%       $72      $207
   VIP II Investment Grade Bond Portfolio.....         1.48%                0.58%             2.06%       $75      $239

  JANUS ASPEN SERIES:
   Aggressive Growth Portfolio ...............         1.48%                0.76%             2.24%       $77      $257
   Growth Portfolio ..........................         1.48%                0.70%             2.18%       $76      $251
   International Growth Portfolio ............         1.48%                0.96%             2.44%       $79      $277
   Worldwide Growth Portfolio ................         1.48%                0.74%             2.22%       $76      $255

  NEUBERGER BERMAN ADVISERS
   MANAGEMENT TRUST:
   Limited Maturity Bond Portfolio ...........         1.48%                0.77%             2.25%       $78      $267
   Partners Portfolio ........................         1.48%                0.86%             2.34%       $77      $258
   Socially Responsive Portfolio .............         1.48%                1.50%             2.98%       $84      $330

  NORTHSTAR GALAXY TRUST:
   Emerging Growth Portfolio .................         1.48%                0.90%             2.38%       $83      $315
   Growth + Value Portfolio ..................         1.48%                0.80%             2.28%       $77      $261
   High Yield Bond Portfolio .................         1.48%                0.80%             2.28%       $77      $261
   International Value Portfolio .............         1.48%                1.00%             2.48%       $79      $281
   Multi-Sector Bond Portfolio ...............         1.48%                0.80%             2.28%       $77      $261

  OCC ACCUMULATION TRUST:
   Equity Portfolio ..........................         1.48%                0.99%             2.47%       $79      $280
   Global Equity Portfolio ...................         1.48%                1.19%             2.67%       $81      $300
   Managed Portfolio .........................         1.48%                0.87%             2.35%       $78      $268
   Small Cap Portfolio .......................         1.48%                0.97%             2.45%       $79      $278

  PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income Fund ..........         1.48%                0.51%             1.99%       $74      $231
   Putnam VT New Opportunities Fund ..........         1.48%                0.63%             2.11%       $75      $244
   Putnam VT Voyager Fund ....................         1.48%                0.59%             2.07%       $75      $240


Certain of the portfolios are subject to fee reimbursement or waiver arrangements. The charges above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract. The Total Annual Insurance charges listed above represent the maximum insurance charges that currently may be assessed for Contract expenses. Of these charges, prior to the Annuity Commencement Date
 .05% is waived and re-credited for Contracts with initial premium received of $1 million or more.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10.00% of your total purchase payments each year without charge from us. Withdrawals in excess of that will be charged a maximum of 6.00% in years 1 and 2 which reduces to 0 after year 6. After we have a payment for 6 years, there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 6 year withdrawal charge period.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment fund you choose. Performance will be affected by the insurance charges, the contract maintenance charge, the investment expenses and other expenses of the investment fund, and any applicable withdrawal charges. Past performance is not a guarantee of future results.

9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. For Contracts with initial premium of less than $1 million, this death benefit will be the greater of three amounts: 1) the money you've put in less any money you've taken out, or 2) the current value of your Contract, or 3) the value of your Contract at the most recent specified contract anniversary plus any money you've added since that anniversary reduced for any money you've taken out since that anniversary. If you die after age 85, your beneficiary would receive the Contract Value. For Contracts with initial premium of $1 million or more, the death benefit is the Contract Value minus any applicable surrender charge.

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

       o You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. ReliaStar New York calls this feature the Systematic Withdrawal Program.

       o You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. ReliaStar New York calls this feature Dollar Cost Averaging.

       o ReliaStar New York will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. ReliaStar New York calls this feature Portfolio Rebalancing.

These features may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

                 ReliaStar Life Insurance Company of New York
                         1000 Woodbury Road, Suite 102
                           Woodbury, New York 11797
                                 1-800-621-3750

          or the distributor of the Contracts, our affiliated Company,

                      Washington Square Securities, Inc.
                          20 Washington Avenue South
                         Minneapolis, Minnesota 55401
                                 1-800-621-3750

                       or your registered representative

                         (RELIASTAR logo appears here)
                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                         1000 WOODBURY ROAD, SUITE 102
                           WOODBURY, NEW YORK 11797
                                1-800-621-3750

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   Issued by
                The ReliaStar Life Insurance Company of New York
                      Variable Annuity Separate Account II
                 of ReliaStar Life Insurance Company of New York

     This Prospectus offers flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status.") Annuity payouts from the Contracts are deferred until a selected later date. The Contracts are issued by ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II (the "Variable Account"), a separate account of ReliaStar Life Insurance Company of New York ("ReliaStar New York").


     Subject to certain restrictions, you can allocate premiums to:

     o the Fixed Account, an account that provides a minimum specified rate of interest; and

     o Sub-Accounts of the Variable Account, which allow you to invest in certain portfolios of the following Funds (the "Investment Funds"):

The Alger American Fund                        Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund      Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund II   OCC Accumulation Trust
Janus Aspen Series                             Putnam Variable Trust

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account".) The Fixed Account is the general account of ReliaStar New York.

     Additional information about the Contracts, ReliaStar New York and the Variable Account, contained in a Statement of Additional Information dated December 31, 1998, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available by accessing the SEC's internet web site (http: // www.sec.gov) or upon request without charge by writing to Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401 or by calling 1-800-621-3750. The Statement of Additional Information is incorporated by reference in this Prospectus, and its Table of Contents can be found on page 34 of this Prospectus.

     THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACT THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     THESE INVESTMENTS:

  o ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

  o ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

  o ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

  o HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT FUNDS OFFERED BY THE ALGER AMERICAN FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, JANUS ASPEN SERIES, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, THE NORTHSTAR GALAXY TRUST, THE OCC ACCUMULATION TRUST AND PUTNAM VARIABLE TRUST, AND IS VALID ONLY WHEN ACCOMPANIED BY THESE PROSPECTUSES.



               THE DATE OF THIS PROSPECTUS IS FEBRUARY 22, 1999.

                               TABLE OF CONTENTS




                                                            PAGE
                                                         ---------
 DEFINITIONS .........................................        3
 SUMMARY OF CONTRACT EXPENSES ........................        5
 RELIASTAR LIFE INSURANCE COMPANY OF
   NEW YORK ..........................................       12
 THE VARIABLE ACCOUNT ................................       12
 INVESTMENTS OF THE VARIABLE
   ACCOUNT ...........................................       13
 CHARGES MADE BY RELIASTAR NEW
   YORK ..............................................       16
   Surrender Charge (Contingent Deferred Sales
      Charge) ........................................       16
   Annual Contract Charge ............................       17
   Waiver of Charges .................................       17
   Mortality Risk Premium ............................       18
   Expense Risk Premium ..............................       18
   Administration Charge .............................       18
   Premium and Other Taxes ...........................       18
   General: Reduction or Waiver of Charges or
      Minimum Purchase Payments ......................       18
   Expenses of the Investment Funds ..................       19
 ADMINISTRATION OF THE CONTRACTS .....................       20
 THE CONTRACTS .......................................       20
   Allocation of Purchase Payments ...................       20
   Sub-Account Accumulation Unit Value ...............       20
   Net Investment Factor .............................       21
   Death Benefit Before the Annuity
      Commencement Date ..............................       21
   Death Benefit After the Annuity
      Commencement Date ..............................       22
   Surrender (Redemption) ............................       22
   Systematic Withdrawals ............................       22
   Transfers .........................................       23
   Written Transfers .................................       23
   Telephone/Fax Instructions ........................       23
   Dollar Cost Averaging Transfers ...................       24
   Portfolio Rebalancing Service .....................       24
   Assignments .......................................       24
   Contract Owner and Beneficiaries ..................       24
   Contract Inquiries ................................       25


                                                            PAGE
                                                         ---------
 ANNUITY PROVISIONS ..................................       25
   Annuity Commencement Date .........................       25
   Annuity Form Selection ............................       25
   Annuity Forms .....................................       25
   Frequency and Amount of Annuity Payments ..........       26
   Annuity Payments ..................................       26
   Sub-Account Annuity Unit Value ....................       27
   Assumed Investment Rate ...........................       27
 FEDERAL TAX STATUS ..................................       27
   Introduction ......................................       27
   Tax Status of the Contract ........................       27
   Taxation of Annuities .............................       28
   Taxation of Death Benefit Proceeds ................       29
   Penalty Tax on Certain Distributions ..............       29
   Possible Changes in Taxation ......................       30
   Transfers, Assignments or Exchanges of a
      Contract .......................................       30
   Withholding .......................................       30
   Multiple Contracts ................................       30
   Taxation of Qualified Plans .......................       30
   Possible Charge for ReliaStar
      New York's Taxes ...............................       31
   Other Tax Consequences ............................       31
 VOTING OF FUND SHARES ...............................       31
 DISTRIBUTION OF THE CONTRACTS .......................       32
 REVOCATION ..........................................       32
 REPORTS TO OWNERS ...................................       32
 PREPARING FOR YEAR 2000 .............................       32
 LEGAL PROCEEDINGS ...................................       33
 FINANCIAL STATEMENTS AND EXPERTS ....................       33
 FURTHER INFORMATION .................................       33
 STATEMENT OF ADDITIONAL
   INFORMATION TABLE OF CONTENTS .....................       34
 APPENDIX A: THE FIXED ACCOUNT .......................      A-1
 APPENDIX B: PERFORMANCE
   INFORMATION AND CONDENSED
   FINANCIAL INFORMATION .............................      B-1

                                  DEFINITIONS

     ANNUITANT -- The person who is named by the Owner whose life determines the annuity benefits payable.

     ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE) -- The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar New York.

     BENEFICIARY -- The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the Annuitant's death.

     CODE -- The Internal Revenue Code of 1986, as amended.

     CONTRACT ANNIVERSARY -- Occurs yearly on the same day and month the Contract was issued.

     CONTRACT OWNER (OWNER) -- The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons only, except when it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code.

     CONTRACT VALUE -- The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

     CONTRACT YEAR -- Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.

     DEATH BENEFIT -- The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

     DEATH BENEFIT VALUATION DATE -- The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.

     FIXED ACCOUNT -- The Fixed Account is the general account of ReliaStar New York, which consists of all assets of ReliaStar New York other than those allocated to separate accounts of ReliaStar New York.

     FIXED ANNUITY -- An annuity with payments which do not vary as to dollar amount.

     INVESTMENT FUNDS -- Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

     QUALIFIED PLAN -- A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

     SPECIFIED CONTRACT ANNIVERSARY -- Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

     SUB-ACCOUNT -- That portion of the Variable Account which invests in shares of a specific Investment Fund.

     SUB-ACCOUNT ACCUMULATION UNIT -- A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

     SUCCESSOR BENEFICIARY -- The person named to become the Beneficiary if the Beneficiary is not alive.

     VALUATION DATE -- Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King Day; President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and Christmas Day.

     VALUATION PERIOD -- The time interval between a Valuation Date and the next Valuation Date.

     VARIABLE ACCOUNT -- A separate account of ReliaStar New York consisting of assets set aside by ReliaStar New York, the investment performance of which is kept separate from that of the general assets of ReliaStar New York.

     VARIABLE ANNUITY -- A series of periodic payments to the Contract Payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the Contract.

     VARIABLE ANNUITY UNIT -- A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

                          SUMMARY OF CONTRACT EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases ........................................................  None
Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years) (a)



 CONTRACT YEAR OF SURRENDER MINUS CONTRACT   SURRENDER CHARGE AS A PERCENTAGE OF
          YEAR OF PURCHASE PAYMENT                  EACH PURCHASE PAYMENT
------------------------------------------- ------------------------------------
                    0-1                                      6%
                    2-3                                      5
                    4-5                                      4
                6 and later                                  0



Transfer Charge(b) ............................................................  None
ANNUAL CONTRACT CHARGE ........................................................  $    30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
Mortality and Expense Risk Premiums (c) .......................................     1.25%
Other Account Fees and Expenses (See "Administration Charge") .................     0.15%
Total Variable Account Annual Expenses ........................................     1.40%



     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS(e)(f)(g)(i)(j)(l)(m):
(AS A PERCENTAGE OF INVESTMENT FUND AVERAGE NET ASSETS)





                                                                                    TOTAL INVESTMENT
                                                            MANAGEMENT     OTHER      FUND ANNUAL
                                                               FEES      EXPENSES       EXPENSES
                                                           ------------ ---------- -----------------
THE ALGER AMERICAN FUND:
 Growth Portfolio(d) .....................................      0.75%       0.04%         0.79%
 MidCap Growth Portfolio(d) ..............................      0.80%       0.04%         0.84%
 Small Capitalization Portfolio(d) .......................      0.85%       0.04%         0.89%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio(d)(e) .......................      0.50%       0.08%         0.58%
 VIP Growth Portfolio(d)(e) ..............................      0.60%       0.09%         0.69%
 VIP High Income Portfolio(d) ............................      0.59%       0.12%         0.71%
 VIP Money Market Portfolio ..............................      0.21%       0.10%         0.31%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II Contrafund Portfolio(d)(e) .......................      0.60%       0.11%         0.71%
 VIP II Index 500 Portfolio(d)(f) ........................      0.24%       0.04%         0.28%
 VIP II Investment Grade Bond Portfolio(d) ...............      0.44%       0.14%         0.58%
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio(d)(g) .......................      0.73%       0.03%         0.76%
 Growth Portfolio(d)(g) ..................................      0.65%       0.05%         0.70%
 International Growth Portfolio(d)(g) ....................      0.67%       0.29%         0.96%
 Worldwide Growth Portfolio(d)(g) ........................      0.66%       0.08%         0.74%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio(d)(h) ...................      0.65%       0.12%         0.77%
 Partners Portfolio(d)(h) ................................      0.80%       0.06%         0.86%
 Socially Responsive Portfolio(d)(h)(i) ..................      0.85%       0.65%         1.50%
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio(j)(k) .........................      0.85%       0.05%         0.90%
 Growth + Value Portfolio(j) .............................      0.75%       0.05%         0.80%
 High Yield Bond Portfolio(j) ............................      0.75%       0.05%         0.80%
 International Value Portfolio(j) ........................      0.95%       0.05%         1.00%
 Multi-Sector Bond Portfolio(j) ..........................      0.75%       0.05%         0.80%
OCC ACCUMULATION TRUST:
 Equity Portfolio(d)(l) ..................................      0.80%       0.19%         0.99%
 Global Equity Portfolio(d)(l) ...........................      0.79%       0.40%         1.19%
 Managed Portfolio(d)(l) .................................      0.80%       0.07%         0.87%
 Small Cap Portfolio(d)(l) ...............................      0.80%       0.17%         0.97%
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund(m) .....................      0.47%       0.04%         0.51%
 Putnam VT New Opportunities Fund(m) .....................      0.58%       0.05%         0.63%
 Putnam VT Voyager Fund(m) ...............................      0.54%       0.05%         0.59%



     The fee and expense information regarding the Investment Funds was provided by the Funds. This information is for the 1997 calendar year.


     Except for the Northstar Galaxy Trust, neither the Investment Funds nor their Advisers are affiliated with ReliaStar New York.

EXAMPLES

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.



                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       -------- --------- --------- ---------
THE ALGER AMERICAN FUND:
 Growth Portfolio ....................................    $77      $116      $157      $260
 MidCap Growth Portfolio .............................     77       117       160       265
 Small Capitalization Portfolio ......................     78       119       162       270
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio .........................     75       110       147       239
 VIP Growth Portfolio ................................     76       113       152       250
 VIP High Income Portfolio ...........................     76       113       153       252
 VIP Money Market Portfolio ..........................     72       101       133       210
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II Contrafund Portfolio .........................     76       113       153       252
 VIP II Index 500 Portfolio ..........................     72       100       131       207
 VIP II Investment Grade Bond Portfolio ..............     75       110       147       239
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .........................     77       115       156       257
 Growth Portfolio ....................................     76       113       153       251
 International Growth Portfolio ......................     79       121       166       277
 Worldwide Growth Portfolio ..........................     76       114       155       255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .....................     78       118       161       267
 Partners Portfolio ..................................     77       115       156       258
 Socially Responsive Portfolio .......................     84       137       193       330
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio ...........................     83       133       185       315
 Growth + Value Portfolio ............................     77       116       158       261
 High Yield Bond Portfolio ...........................     77       116       158       261
 International Value Portfolio .......................     79       122       168       281
 Multi-Sector Bond Portfolio .........................     77       116       158       261
OCC ACCUMULATION TRUST:
 Equity Portfolio ....................................     79       122       167       280
 Global Equity Portfolio .............................     81       128       177       300
 Managed Portfolio ...................................     78       118       161       268
 Small Cap Portfolio .................................     79       121       166       278
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund ....................     74       107       143       231
 Putnam VT New Opportunities Fund ....................     75       111       149       244
 Putnam VT Voyager Fund ..............................     75       110       147       240

     If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.*



                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        -------- --------- --------- ---------
THE ALGER AMERICAN FUND:
 Growth Portfolio .....................................    $77      $71       $121      $260
 MidCap Growth Portfolio ..............................     77       72        124       265
 Small Capitalization Portfolio .......................     78       74        126       270
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio ..........................     75       65        111       239
 VIP Growth Portfolio .................................     76       68        116       250
 VIP High Income Portfolio ............................     76       68        117       252
 VIP Money Market Portfolio ...........................     72       56         97       210
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II Contrafund Portfolio ..........................     76       68        117       252
 VIP II Index 500 Portfolio ...........................     72       55         95       207
 VIP II Investment Grade Bond Portfolio ...............     75       65        111       239
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ..........................     77       70        120       257
 Growth Portfolio .....................................     76       68        117       251
 International Growth Portfolio .......................     79       76        130       277
 Worldwide Growth Portfolio ...........................     76       69        119       255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ......................     78       73        125       267
 Partners Portfolio ...................................     77       70        120       258
 Socially Responsive Portfolio ........................     84       92        157       330
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio ............................     83       88        149       315
 Growth + Value Portfolio .............................     77       71        122       261
 High Yield Bond Portfolio ............................     77       71        122       261
 International Value Portfolio ........................     79       77        132       281
 Multi-Sector Bond Portfolio ..........................     77       71        122       261
OCC ACCUMULATION TRUST:
 Equity Portfolio .....................................     79       77        131       280
 Global Equity Portfolio ..............................     81       83        141       300
 Managed Portfolio ....................................     78       73        125       268
 Small Cap Portfolio ..................................     79       76        130       278
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund .....................     74       62        107       231
 Putnam VT New Opportunities Fund .....................     75       66        113       244
 Putnam VT Voyager Fund ...............................     75       65        111       240

---------
* If the Contract's Annuity Commencement Date occurs during the first two Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.

     If you do not surrender or annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5.00% annual return on assets.



                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        -------- --------- --------- ---------
THE ALGER AMERICAN FUND:
 Growth Portfolio .....................................    $23      $71       $121      $260
 MidCap Growth Portfolio ..............................     23       72        124       265
 Small Capitalization Portfolio .......................     24       74        126       270
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio ..........................     21       65        111       239
 VIP Growth Portfolio .................................     22       68        116       250
 VIP High Income Portfolio ............................     22       68        117       252
 VIP Money Market Portfolio ...........................     18       56         97       210
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II Contrafund Portfolio ..........................     22       68        117       252
 VIP II Index 500 Portfolio ...........................     18       55         95       207
 VIP II Investment Grade Bond Portfolio ...............     21       65        111       239
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ..........................     23       70        120       257
 Growth Portfolio .....................................     22       68        117       251
 International Growth Portfolio .......................     25       76        130       277
 Worldwide Growth Portfolio ...........................     22       69        119       255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ......................     24       73        125       267
 Partners Portfolio ...................................     23       70        120       258
 Socially Responsive Portfolio ........................     30       92        157       330
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio ............................     29       88        149       315
 Growth + Value Portfolio .............................     23       71        122       261
 High Yield Bond Portfolio ............................     23       71        122       261
 International Value Portfolio ........................     25       77        132       281
 Multi-Sector Bond Portfolio ..........................     23       71        122       261
OCC ACCUMULATION TRUST:
 Equity Portfolio .....................................     25       77        131       280
 Global Equity Portfolio ..............................     27       83        141       300
 Managed Portfolio ....................................     24       73        125       268
 Small Cap Portfolio ..................................     25       76        130       278
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund .....................     20       62        107       231
 Putnam VT New Opportunities Fund .....................     21       66        113       244
 Putnam VT Voyager Fund ...............................     21       65        111       240

---------
(a) In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see, "Surrender Charge (Contingent Deferred Sales Charge)." ReliaStar New York reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2.00% of the partial surrender amount or $25. For more information on the processing fee, see "Surrender (Redemption)."

(b) ReliaStar New York currently does not impose a charge on transfers between the Sub-Accounts or to the Fixed Account, although it reserves the right to impose a charge not to exceed $25 per transfer.


(c) For Contracts with initial premium of $1 million or more, prior to the Annuity Commencement Date a portion of the Mortality Risk Premium in an amount equal to 0.05% of the Contract Value on the Contract Anniversary is waived and re-credited to the contract on the next succeeding day.

(d) ReliaStar New York or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by ReliaStar New York and certain of its insurance company affiliates. The percentage paid may vary from one Fund company to another. These amounts are intended to compensate ReliaStar New York or its affiliates for administrative, record keeping, distribution in some cases, and other services provided by such parties to the Funds and/or the Funds' affiliates. Currently, ReliaStar New York has service arrangements with Fred Alger Management, Inc., Fidelity Management & Research Company, Janus Capital, Neuberger&Berman Management, and OpCap Advisors. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.


(e) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: 0.57% for VIP Equity-Income Portfolio, 0.67% for VIP Growth Portfolio, and 0.68% for VIP II Contrafund Portfolio.

(f) FMR agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been 0.27%, 0.13, and 0.40%, respectively. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(g) Management fees for Growth, Aggressive Growth, International Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, International Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Growth Portfolio; 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.79%, 0.29% and 1.08% for International Growth Portfolio; and 0.72%, 0.09% and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(h) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investment series"). The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

(i) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio has not commenced operations as of November 30, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1998, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice. There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(j) The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Northstar Growth + Value Portfolio, High Yield Bond Portfolio, and Multi-Sector Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It has also agreed to reimburse the Emerging Growth and International Value Portfolios for amounts in excess of 0.90% and 1.00%, respectively. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1997 would have been: Northstar Galaxy Trust Emerging Growth Portfolio: 1.11%; Northstar Galaxy Trust Growth + Value Portfolio: 1.09%; Northstar Galaxy Trust High Yield Bond Portfolio:
    1.35%; Northstar Galaxy Trust Multi-Sector Bond Portfolio: 1.36%. For the Northstar Galaxy Trust International Value Portfolio, on an annualized basis, absent expense reimbursement, the actual expenses for this Portfolio are estimated to be 2.61%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(k) The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.

(l) The annual Other Expenses of OCC Accumulation Trust Portfolios are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio (net of any expense offsets) are limited to 1.25% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been: 0.80%, 0.19% and 0.99%, respectively, for the Equity Portfolio, 0.80%, 0.17% and 0.97%, respectively, for the Small Cap Portfolio, 0.80%, 0.07% and 0.87%, respectively, for the Managed Portfolio and 0.80%, 0.40% and 1.20%, respectively, for the Global Equity Portfolio.

(m) The expenses shown in the table do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses.


     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.


     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.078% of the Variable Account and Fixed Account values. There is an accumulation unit value history contained in Appendix B -- Performance Information and Condensed Financial Information.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

     We are a stock life insurance company incorporated under the laws of the State of New York in 1917 under the name The Morris Plan Insurance Society. In 1946 we adopted the name Bankers Security Life Insurance Society, in 1996 we adopted the name ReliaStar Bankers Security Life Insurance Company, and in 1998 we adopted our present name. We are authorized to transact business in all states, the District of Columbia, and the Dominican Republic. We are a wholly-owned subsidiary of ReliaStar Financial Corp., a holding company whose subsidiaries specialize in life insurance and related financial services businesses.

     Our principal office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797.

     We may from time to time publish in advertisements, sales literature, and reports, the ratings and other information assined to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investments held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demostrating superior overall performance and a very strong ability to meet obligations to Policy holders over a long period.

     The Company is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


                             THE VARIABLE ACCOUNT

     The Variable Account is a separate account of ReliaStar New York established by the Board of Directors of ReliaStar New York on June 15, 1998, pursuant to the laws of the State of New York. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, ReliaStar New York or the Portfolios. ReliaStar New York has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar New York's other assets and are not part of ReliaStar New York's General Account.

     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar New York may conduct. ReliaStar New York has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains, and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar New York.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     When you apply for a Contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 29 Sub-Accounts. Each Sub-Account invests in shares of one of the Investment Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. However, you are only permitted to participate in a maximum of 17 Sub-Accounts over the lifetime of your Contract. Upon participation in the seventeenth Sub-Account since the issue of the Contract you would only be able to transfer within the 17 Sub-Accounts already utilized and which are still available. For example, assume that you select seven investment options. Later you transfer out of all of your seven initial selections and choose 10 different options, none of which are the same as your original seven selections. You have now used your maximum selection of 17 Sub-Accounts. You can still allocate purchase payments or transfers among any of the 17 Sub-Accounts you have previously selected. However, you cannot allocate funds to the remaining Sub-Accounts. An Owner may make partial or complete transfers to the Fixed Account from the Variable Account at any time.

     The Investment Funds currently offered, and the investment adviser, sub-adviser, and investment objective of each, are named below. More detailed information about the Investment Funds can be found in the current prospectus and Statement of Additional Information for each Investment Fund. These prospectuses accompany this Prospectus in a book entitled "Select*Product Investment Options." The Investment Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

                                 INVESTMENT FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Fund Group          Fund             Adviser/     MONEY  FIXED  GROWTH &  INTER-  BAL-  GROWTH AGGRES-   Objec-          Primary
                                    Subadviser    MARKET INCOME  INCOME  NATIONAL ANCED         SIVE     tives         Investments
                                                                                               GROWTH
====================================================================================================================================
   The Alger    Alger American     Fred Alger                                             X           Long-term      Equity secur-
 American Fund      Growth       Management, Inc.                                                     capital ap-    ities of com-
                  Portfolio                                                                           preciation     panies with a
New York, N.Y.                                                                                                       capitalization
                                                                                                                     of $1 billion
                                                                                                                         or more
                --------------------------------------------------------------------------------------------------------------------
                 Alger American    Fred Alger                                             X           Long-term      Equity secur-
                    MidCap       Management, Inc.                                                     capital ap-    ities within
                    Growth                                                                            preciation      the range of
                  Portfolio                                                                                          S&P MidCap 400
                                                                                                                         Index
                --------------------------------------------------------------------------------------------------------------------
                 Alger American    Fred Alger                                                    X    Long-term      Equity secur-
                     Small       Management, Inc.                                                     capital ap-    ities within
                 Capitalization                                                                       preciation      the range of
                   Portfolio                                                                                         Russell 2000
                                                                                                                     Growth or S&P
                                                                                                                     SmallCap 600
                                                                                                                        Indexes
====================================================================================================================================
   Fidelity           VIP       Fidelity Management                X                                  Reasonable    Income-producing
Investments(R)   Equity-Income  & Research Company                                                   income: also     equity secur-
                   Portfolio                                                                         considers po-   ities and debt
Boston, Mass.                                                                                         tential for     obligations
                                                                                                      capital ap-
                                                                                                      preciation
                --------------------------------------------------------------------------------------------------------------------
                   VIP Growth   Fidelity Management                                       X          Capital ap-     Common stocks
                   Portfolio    & Research Company                                                   preciation
                --------------------------------------------------------------------------------------------------------------------
                      VIP       Fidelity Management         X                                        High current    Lower-quality
                  High Income   & Research Company                                                      income      debt securities
                   Portfolio
                --------------------------------------------------------------------------------------------------------------------
                      VIP       Fidelity Management  X                                               Income while    High-quality
                  Money Market  & Research Company                                                   maintaining a    short-term
                   Portfolio                                                                         stable $1.00     securities
                                                                                                     share price
                --------------------------------------------------------------------------------------------------------------------
                    VIP II      Fidelity Management                                       X          Capital ap-     Equity secur-
                  Contrafund    & Research Company                                                   preciation      ities of com-
                   Portfolio                                                                                          panies whose
                                                                                                                    value the fund's
                                                                                                                     owner believes
                                                                                                                      is not fully
                                                                                                                     recognized by
                                                                                                                       the public
                --------------------------------------------------------------------------------------------------------------------
                    VIP II      Fidelity Management               X                                   Total return   Common stocks
                  Index 500     & Research Company                                                  that corresponds  of S&P 500
                  Portfolio                                                                          to that of S&P
                                                                                                        500 Index
                --------------------------------------------------------------------------------------------------------------------
                    VIP II      Fidelity Management         X                                         High current    Investment-
                  Investment    & Research Company                                                       income      grade inter-
                  Grade Bond                                                                                         mediate fixed
                  Portfolio                                                                                          income secur-
                                                                                                                         ities

====================================================================================================================================
    Janus        Aspen Series         Janus                                                      X     Long-term     Nondiversified
                  Aggressive         Capital                                                           growth of      portfolio of
 Denver, Colo.      Growth         Corporation                                                          capital      common stocks
                  Portfolio
                --------------------------------------------------------------------------------------------------------------------
                 Aspen Series         Janus                                               X            Long-term     Diversified
                    Growth           Capital                                                         capital growth  common stocks
                  Portfolio        Corporation
                --------------------------------------------------------------------------------------------------------------------
                 Aspen Series         Janus                                     X                      Long-term     Foreign issuers
                International        Capital                                                         capital growth     of common
                   Growth          Corporation                                                                            stocks
                  Portfolio
                --------------------------------------------------------------------------------------------------------------------
                 Aspen Series         Janus                                     X                      Long-term      Foreign and
                  Worldwide          Capital                                                         capital growth  domestic common
                    Growth         Corporation                                                                           stocks
                   Portfolio
====================================================================================================================================


                                                           INVESTMENT FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Fund Group          Fund             Adviser/     MONEY  FIXED  GROWTH &  INTER-  BAL-  GROWTH AGGRES-   Objec-          Primary
                                    Subadviser    MARKET INCOME  INCOME  NATIONAL ANCED         SIVE     tives         Investments
                                                                                               GROWTH
====================================================================================================================================

  Neuberger     Advisers Manage-  Neuberger Berman       X                                            High current  Short to inter-
   Berman      ment Trust Limited    Management/                                                     income consis-   mediate-term
                 Maturity Bond    Neuberger Berman,                                                  tent with low  Investment-grade
New York, N.Y.     Portfolio           LLC                                                           risk to prin-   debt securities
                                                                                                       cipal and
                                                                                                     liquidity and,
                                                                                                      secondarily,
                                                                                                      total return
                --------------------------------------------------------------------------------------------------------------------
                Advisers Manage-  Neuberger Berman                                        X          Capital growth  Common stocks
                   ment Trust        Management/                                                                     of medium- and
                    Partners      Neuberger Berman,                                                                  large-capitali-
                   Portfolio           LLC                                                                          zation companies
                --------------------------------------------------------------------------------------------------------------------
                Advisers Manage-  Neuberger Berman                                        X            Long-term     Common stocks
                 ment Socially       Management/                                                        capital       of companies
                  Responsive      Neuberger Berman,                                                     growth       that meet both
                   Portfolio            LLC                                                                          financial and
                                                                                                                    social criteria
====================================================================================================================================
  Northstar        Emerging       Northstar Invest-                                       X            Long-term     Small & MidCap
                    Growth        ment Management                                                       capital      equity secur-
Stamford, Conn.    Portfolio        Corporation                                                       appreciation       ities
                --------------------------------------------------------------------------------------------------------------------
                Growth + Value   Northstar Invest-                                               X     Long-term      Common stocks
                   Portfolio      ment Management                                                   capital growth
                                   Corporation/
                                  Navellier Fund
                                 Management, Inc.
                --------------------------------------------------------------------------------------------------------------------
                   High Yield    Northstar Invest-       X                                            High current    High-yield
                 Bond Portfolio  ment Management                                                       yield and         bonds
                                   Corporation                                                        capital ap-
                                                                                                      preciation
                --------------------------------------------------------------------------------------------------------------------
                 International   Northstar Invest-                          X                          Long-term     International
                Value Portfolio  ment Management                                                      capital ap-      equities
                                  Corporation/                                                        preciation
                                  Brandes Invest-
                                ment Partners, L.P.
                --------------------------------------------------------------------------------------------------------------------
                  Multi-Sector  Northstar Invest-        X                                           Current income   Fixed income
                 Bond Portfolio  ment Management                                                     while preserv-    securities:
                                  Corporation                                                         ing capital   U.S. government;
                                                                                                                     international
                                                                                                                      investment
                                                                                                                     grade; high-
                                                                                                                      yield bonds
====================================================================================================================================
    OCC         OCC Accumu-           OpCap                                               X            Long-term    Securities of
                lation Trust        Advisors                                                          capital ap-    undervalued
New York, N.Y.    Equity                                                                              preciation      companies
                 Portfolio
                --------------------------------------------------------------------------------------------------------------------
                 OCC Accumu-          OpCap                                 X                          Long-term    Global invest-
                 lation Trust       Advisors                                                          capital ap-   ments in equity
                Global Equity                                                                         preciation      securities
                  Portfolio
                --------------------------------------------------------------------------------------------------------------------
                 OCC Accumu-          OpCap                                               X            Growth of    Common stocks,
                 lation Trust       Advisors                                                            capital     bonds and cash
                   Managed                                                                                            equivalents
                  Portfolio
                --------------------------------------------------------------------------------------------------------------------
                 OCC Accumu-          OpCap                                                      X    Capital ap-   Equity securi-
                 lation Trust       Advisors                                                          preciation     ties of com-
                   SmallCap                                                                                          panies under
                  Portfolio                                                                                           $1 billion


====================================================================================================================================
   Putnam         Putnam VT      Putnam Invest-                    X                                Capital growth  Common stocks
Investments       Growth and    ment Management,                                                       & current
                 Income Fund         Inc.                                                                income
Boston, Mass.  --------------------------------------------------------------------------------------------------------------------
                  Putnam VT      Putnam Invest-          X                                             Long-term    Common stocks
                New Opportun-   ment Management,                                                       capital ap-
                 ities Fund          Inc.                                                              preciation
                --------------------------------------------------------------------------------------------------------------------
                  Putnam VT      Putnam Invest-                                             X          Capital ap-   Common stocks
                Voyager Fund    ment Management,                                                       preciation
                                     Inc.
====================================================================================================================================




THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.



     ReliaStar New York reserves the right, subject to compliance with the law, to offer additional Investment Funds.

     The Investment Funds are available to registered separate accounts of ReliaStar New York and to insurance companies other than ReliaStar New York, offering variable annuity contracts and variable life insurance policies. ReliaStar New York currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar New York or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, ReliaStar New York will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.


REINVESTMENT

     The Investment Funds described above have as a policy the distribution of income, dividends and capital gains. However, under the Contracts there is an automatic reinvestment of such distributions.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES

     ReliaStar New York reserves the right, subject to compliance with applicable law and, if required, approval by the New York Insurance Department, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

   o ReliaStar New York reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio or delete Sub-Accounts pursuant to the process described in this section. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar New York.

   o ReliaStar New York may, in its sole discretion, eliminate one or more Sub-Accounts, or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.

   o If the shares of a portfolio of an Investment Fund are no longer available for investment or if in ReliaStar New York's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, or because, in our sole discretion, of marketing, tax, regulatory requirements or investment conditions, ReliaStar New York may redeem the shares of that portfolio and substitute shares of another registered open-end investment company.

     In the event of any such substitution, deletion or change, ReliaStar New York may make such changes in this and other contracts as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.

     If deemed by us to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of ReliaStar New York.


                      CHARGES MADE BY RELIASTAR NEW YORK

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge, is intended to reimburse ReliaStar New York for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     If part or all of a Contract's value is surrendered, or, if the Contract's Annuity Commencement Date occurs within the first two years after the Contract is issued, surrender charges may be made by ReliaStar New York.

     Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings.

   o "New Purchase Payments" are those Contract purchase payments received by ReliaStar New York during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

   o "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and

   o "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

       TOTAL SURRENDERS; AMOUNT OF SURRENDER CHARGE -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:



          SURRENDER CHARGE PERCENTAGE TABLE
-----------------------------------------------------
  CONTRACT YEAR OF SURRENDER    SURRENDER CHARGE AS A
    MINUS CONTRACT YEAR OF       PERCENTAGE OF EACH
       PURCHASE PAYMENT           PURCHASE PAYMENT
------------------------------ ----------------------
  0-1 ........................           6%
  2-3 ........................           5
  4-5 ........................           4
  6 and later ................           0

     FREE SURRENDERS -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year:
(a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar New York (with the exception of Systematic Withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any Contract Earnings being surrendered.

     PARTIAL SURRENDERS -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.


ANNUAL CONTRACT CHARGE

     Each year on the Contract Anniversary, ReliaStar New York deducts an Annual Contract Charge of $30 from the Contract Value. ReliaStar New York will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such surrender. If a fixed annuity payment or a variable annuity payment is selected, then the Annual Contract Charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate Annual Contract Charge will be assessed against each annuity.


WAIVER OF CHARGES

     WAIVER OF ANNUAL CONTRACT CHARGE -- ReliaStar New York reserves the right to waive the Annual Contract Charge where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar New York reserves the right to reinstate the Annual Contract Charge on Contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar New York withdraws the waiver of the Charge. ReliaStar New York also reserves the right to waive the Annual Contract Charge for Contracts with initial premium of $1 million or more.

     ReliaStar New York will not waive the Annual Contract Charges assessed and deducted from annuity payments.

     WAIVER OF SURRENDER CHARGE -- Under certain circumstances as defined in the Contract and the Rider related to the provisions below, beginning one year after the effectiveness of the Rider ReliaStar New York will permit the Contract Owner to access his or her money in the Contract. ReliaStar New York will permit a full or partial surrender without a surrender charge if and so long as the Contract Owner is disabled.

     These waivers are subject to the specific provisions of the Riders and may not be available in all states.


MORTALITY RISK PREMIUM
     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar New York assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.


     To compensate ReliaStar New York for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar New York deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

     For Contracts with initial premium of $1 million or more, prior to the Annuity Commencement Date an amount equal to 0.05% of the Contract Value on the Contract Anniversary is waived and re-credited to the Contract on the next succeeding day. Re-credited amounts are applied to purchase of additional Sub-Account Accumulation Units.


     ReliaStar New York may not change the rate charged for the Mortality Risk Premium under any Contract.


EXPENSE RISK PREMIUM
     ReliaStar New York will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar New York for assuming this expense risk, ReliaStar New York deducts an Expense Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

     ReliaStar New York may not change the rate of the Expense Risk Premium under any Contract.


ADMINISTRATION CHARGE
     ReliaStar New York deducts a daily Administration Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar New York for the cost of providing administrative services under the Contracts and the Variable Account. ReliaStar New York may not change the rate of the Administration Charge under any Contract.


PREMIUM AND OTHER TAXES
     Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, ReliaStar New York will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an Annuity Form) as permitted or required by applicable law.

     Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a Contract will not be able to accurately determine the premium tax applicable to the Contract. ReliaStar New York reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.


GENERAL: REDUCTION OR WAIVER OF CHARGES OR MIMIMUM PURCHASE PAYMENTS
     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar New York's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of ReliaStar New York or its affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.


EXPENSES OF THE INVESTMENT FUNDS
     There are fees deducted from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.

                        ADMINISTRATION OF THE CONTRACTS

     ReliaStar New York assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts.


                                 THE CONTRACTS

     The Contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar New York will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar New York may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar New York may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar New York will be refunded. Contracts with an initial premium of $1 million or more contain a number of specialized provisions, as outlined in this Prospectus. These provisions may be more or less advantageous than provisions applicable to Contracts with less than $1 million of initial premium. ReliaStar New York reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.


ALLOCATION OF PURCHASE PAYMENTS

     Purchase payments can be allocated by the Owner in up to 17 of the available Sub-Accounts of the Variable Account selected and/or to the Fixed Account. (See Appendix A). Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

     The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. ReliaStar New York may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar New York will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

     An Investment Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar New York, less any redemption of Investment Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Investment Fund, such purchase payments will be refunded.


SUB-ACCOUNT ACCUMULATION UNIT VALUE

     The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period ending on that Valuation Date. The value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.


NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Investment Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

   (1) is the net result of:
      (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus
      (b) the per share amount of any dividend or capital gain distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus
      (c) a per share charge or credit for any taxes reserved for which ReliaStar New York determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

   (2) is the net result of:
      (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus
      (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar New York determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

   (3) is a factor representing the Mortality Risk Premium, the Expense Risk Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

     If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. For this purpose the Death Benefit for Contracts with less than $1 million of initial premium will be:

   (1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the purchase payments received by ReliaStar Life under the Contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

   (2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

     The Death Benefit for Contracts with $1 million of initial premium or more will be the Contract Value minus surrender charges.

     If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an Annuity Form is requested, it may be any Annuity Form permitted by Section 72(s) of the Code and which ReliaStar New York is willing to issue. An Annuity Form selection must be in writing and must be received by ReliaStar New York within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or (2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See "Annuity Provisions.")


DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the Annuity Form in effect.


SURRENDER (REDEMPTION)


     If a written request is received by ReliaStar New York from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).") Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. ReliaStar New York reserves the right to limit the number of partial surrenders you can make to 12 per Contract Year. This limitation does not apply to Systematic Withdrawals. If a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the Contract Value before the surrender payment is made.


     Surrenders must be consented to by each collateral assignee. ReliaStar New York reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with ReliaStar New York.

     ReliaStar New York may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     ReliaStar New York reserves the right to limit the number of partial surrenders, and to assess a processing fee not to exceed the lesser of 2.00% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

     If the Contract Value after all charges is less than $1,000, ReliaStar New York can cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.

     If the Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

     Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.


SYSTEMATIC WITHDRAWALS

     Systematic Withdrawals, which are a specialized form of Partial Surrenders (See "Surrender (Redemption)."), are offered for both Qualified Plan Contracts and for Non-Qualified Contracts. The Owner may elect to take Systematic Withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. Systematic Withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10.00% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals can be discontinued by the Owner at any time by notifying ReliaStar New York in writing.

     ReliaStar New York reserves the right to modify or discontinue offering Systematic Withdrawals, however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While ReliaStar New York does not currently charge a processing fee for Partial Surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2.00% of the Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.


TRANSFERS

     Before the Annuity Commencement Date, the Owner can transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account. Subject to certain restrictions, amounts can also be transferred from the Fixed Account to the Sub-Accounts. Currently, there are four methods by which transfers may be made: in writing, by telephone or fax, by Dollar Cost Averaging and by Portfolio Rebalancing.

     WRITTEN TRANSFERS

     Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar New York. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that

   o transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,

   o no more than 50.00% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and

   o such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

       Currently, there is no charge for such a transfer, other than those that may be made by the Funds. ReliaStar New York reserves the right, however, to charge a transfer fee not to exceed $25 per transfer and to limit the number of transfers made by the Owner.

     After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values. However, no transfers can be made to the Fixed Account after the Annuity Commencement Date.

     No transfers may be made from the Fixed Account after the Annuity Commencement Date.

     The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, Dollar Cost Averaging Transfers, and Portfolio Rebalancing.

     TELEPHONE/FAX INSTRUCTIONS -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if a telephone/fax instruction authorization form is completed:

     o transfers between funds,

     o surrenders,

     o changes of allocations among fund options,

     o change of source funds for systematic withdrawals, and

     o change of source funds for variable annuitization payouts.

     If you complete the telephone/fax form, you agree that ReliaStar New York will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. ReliaStar New York will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar

New York does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING TRANSFERS -- You can direct ReliaStar New York to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account. The minimum transfer amount is $100. No transfers from the Fixed Account are permitted under this service. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. ReliaStar New York makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.

     If you are using the Dollar Cost Averaging Services, it will be discontinued immediately if: (1) you make a written request to discontinue this service; (2) we receive a request to begin a Portfolio Rebalancing service; (3) the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account; or (4) it is 36 months after the Dollar Cost Averaging start date.

     Contract Owners interested in Dollar Cost Averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

     ReliaStar New York reserves the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect Dollar Cost Averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the Dollar Cost Averaging program, it reserves the right to charge a processing fee for Dollar Cost Averaging transfers not to exceed $25 per transfer.

     PORTFOLIO REBALANCING SERVICE -- You may request this service if your Contract Value, is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Portfolio Rebalancing service will be discontinued at the earliest of one of the following events: (1) at the termination date selected by you; (2) you make a written request to discontinue this service; (3) we receive a request to begin a Dollar Cost Averaging service; (4) we receive a request to transfer all of the Accumulation Value from the participating rebalancing Sub-Accounts; (5) we receive a request to change the allocation of future net premiums; or (6) the Contract Value falls below $10,000.

     Contract Owners interested in Portfolio Rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar New York reserves the right to discontinue, modify, or suspend this service. Although ReliaStar New York currently charges no fees for transfers made under the Portfolio Rebalancing program, it reserves the right to charge a processing fee for Portfolio Rebalancing transfers not to exceed $25 per transfer.


ASSIGNMENTS

     If the Contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar New York. In other circumstances, an assignment of the Contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar New York the original or a certified copy of the assignment. ReliaStar New York shall not be bound by any assignment until it is actually received by ReliaStar New York and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar New York before ReliaStar New York actually receives any assignment shall not be affected by the assignment.


CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract. No more than two (2) natural persons may be named as Owner.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the

Annuity Commencement Date, the Beneficiary, if the Annuity Form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar New York or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with ReliaStar New York by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar New York the payments shall be in equal shares.

     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar New York written notice of the change, but the change shall not be effective until actually received by ReliaStar New York. Upon receipt by ReliaStar New York of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar New York before ReliaStar New York received the notice, and ReliaStar New York shall not be responsible for the validity of any change.


CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to ReliaStar Life Insurance Company of New York, 1000 Woodbury Road, Suite 102, P.O Box 9004, Woodbury, New York 11797, or by calling 1-800-621-3750.


                              ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner. The latest Annuity Commencement Date is the later of the Annuitant's age 85 or 10 years after the Contract issue date. The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar New York at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date. If the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least two years after the date on which the Contract was issued, ReliaStar New York reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least two years after the Contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar New York may deduct Surrender Charges. (See "Surrender Charge (Contingent Deferred Sales Charge).")



ANNUITY FORM SELECTION

     The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application for the Contract. Thereafter, the Owner may change the Annuity Form(s) by written notice received by ReliaStar New York before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar New York will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.


ANNUITY FORMS

     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

     LIFE ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MIMIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     ReliaStar New York also has other annuity forms available and information about them can be obtained by writing to ReliaStar New York.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar New York agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $2,000, ReliaStar New York may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or become less than $50, ReliaStar New York may change the frequency of payments to intervals that will result in payments of at least $50 each.


ANNUITY PAYMENTS

     The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected.

     ReliaStar New York may, as of the Annuity Commencement Date, offer for sale a single premium immediate annuity contract. If so, the amount of the Fixed Annuity Payments will not be less than that which would be provided if a single premium immediate annuity contract then offered by us to Annuitants in the same class were to be purchased with the greater of:

     o the surrender value of Contract; or

     o 95% of the Contract Value of the Contract.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

     The Annual Contract Charge is deducted in equal installments from each annuity payment. When a fixed annuity payment is made in conjunction with a variable annuity payment, an Annual Contract Charge is assessed against each type of payment and is deducted in equal installments from each annuity payment. Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and Other Taxes.")

     The annuity tables in the Contracts are based on the annuity mortality table as defined in the Contract.

     ReliaStar New York guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.


SUB-ACCOUNT ANNUITY UNIT VALUE

     The Sub-Account Annuity Unit Value for any Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4.00% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")


ASSUMED INVESTMENT RATE

     An assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.


                              FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code").

     The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the age and tax and employment status of the individual concerned, on the type of retirement plan and on ReliaStar Life's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

     Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     The discussion is based on ReliaStar New York's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.


TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar New York does not have control over the Investment Funds in which the Variable Account invests, ReliaStar New York expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, ReliaStar New York reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the Contract for favorable tax treatment.


     REQUIRED DISTRIBUTIONS

     NON-QUALIFIED CONTRACTS -- In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. ReliaStar New York intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.


TAXATION OF ANNUITIES

     IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. ReliaStar New York believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial surrenders and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. ReliaStar New York restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.


     SURRENDERS

     QUALIFIED CONTRACTS -- In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

     NON-QUALIFIED CONTRACTS -- In the case of a surrender from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     A Federal penalty tax may apply to certain surrenders. (See "Penalty Tax on Certain Distributions.")


     ANNUITY PAYMENTS

     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.


TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10.00% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     o  made on or after the taxpayer reaches age 59 1/2;

     o made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);

     o  attributable to the taxpayer's becoming disabled;

     o a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     o made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     o made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.


MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats non-qualified deferred annuity contracts issued by ReliaStar New York (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10.00% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.


TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms of the plan itself. Favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences can result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. ReliaStar New York is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless ReliaStar New York consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.


     PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.


     INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions may commence.

     TRADITIONAL IRAs -- Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract owner reaches age 70 1/2 for the traditional IRA, but not for the Roth IRA (see below). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAs -- Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.


     TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of elective contributions and earnings on those contributions; and Distribution may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


POSSIBLE CHARGE FOR RELIASTAR NEW YORK'S TAXES

     At the present time, ReliaStar New York makes no charge to the Sub-Accounts for any Federal, state, or local taxes that ReliaStar New York incurs which may be attributable to such Sub-Accounts or to the Contracts. ReliaStar New York, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts or the Contracts.


OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect ReliaStar New York's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


                             VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by ReliaStar New York in accordance with instructions received from the person having voting interests under the Contracts as described below. If ReliaStar New York determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar New York may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by ReliaStar New York, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar New York.


                         DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of ReliaStar New York. Commissions and other distribution compensation will be paid by ReliaStar New York. Generally such payments will not exceed 7.50% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.


                                  REVOCATION

     The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be for a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract written notice must be mailed or delivered to:

               ReliaStar Life Insurance Company of New York
               1000 Woodbury Road
               Suite 102
               P.O. Box 9004
               Woodbury, New York 11797

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar New York.


                               REPORTS TO OWNERS

     ReliaStar New York will mail to the Contract Owner, at the last known address of record at the home office of ReliaStar New York, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.


                            PREPARING FOR YEAR 2000


     Like all financial services providers, ReliaStar New York utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. ReliaStar New York has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on ReliaStar New York. However, as of the date of this prospectus, it is not anticipated that Contract owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. ReliaStar New York currently anticipates that its systems will be Year 2000 compliant by the end of the second quarter of 1999 but there can be no assurance that it will be successful, or that interaction with other service providers will not impair ReliaStar New York's services at that time.

                               LEGAL PROCEEDINGS

     ReliaStar New York and its affiliates, like other life insurance companies, are involved in lawsuits, which may include class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, ReliaStar New York believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or upon ReliaStar New York.


                       FINANCIAL STATEMENTS AND EXPERTS

     The annual financial statements of ReliaStar Life Insurance Company of New York, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated by reference and have been so incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     No financial statements are available for the Variable Account because it did not commence operations until after December 31, 1998.



                              FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission with respect to the contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar New York and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

     INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, ON PAGE A-1, AND CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B, ON PAGE B-1.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS



                                            PAGE
                                           ------
Introduction ............................. SAI-2
Administration of the Contracts .......... SAI-2
Custody of Assets ........................ SAI-2
Independent Auditors ..................... SAI-2
Distribution of the Contracts ............ SAI-2
Calculation of Yield and Return .......... SAI-2
Financial Statements ..................... SAI-9



 -------------------------------------------------------------------------------


If you would like to receive a copy of the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II Statement of Additional Information, please call 1-800-621-3750 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
1000 WOODBURY ROAD
SUITE 102
P.O. BOX 9004
WOODBURY, NEW YORK 11797

--------------------------------------------------------------------------------
Your name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                   State                   Zip

--------------------------------------------------------------------------------

Please send me a copy of the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II Statement of Additional Information.


-------------------------------------------------------------------------------



     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING INVESTMENT FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                  APPENDIX A

                               THE FIXED ACCOUNT

     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF RELIASTAR NEW YORK (THE "FIXED ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACT AND RELIASTAR NEW YORK HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     The Fixed Account is made up of all of the general assets of ReliaStar New York other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar New York will invest the assets of the Fixed Account in those assets chosen by ReliaStar New York and allowed by applicable law.

     ReliaStar New York guarantees that it will credit interest at a rate of not less than 3.00% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. ReliaStar New York may credit interest at a rate in excess of 3.00% per year; however, ReliaStar New York is not obligated to do so. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.00% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR NEW YORK. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.00% FOR ANY GIVEN YEAR.

                                  APPENDIX B

          PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION


     From time to time, ReliaStar New York may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. RELIASTAR NEW YORK MAY, FROM TIME TO TIME, ALSO DISCLOSE YIELD AND TOTAL RETURNS FOR THE PORTFOLIOS OF THE INVESTMENT FUNDS, INCLUDING SUCH DISCLOSURE FOR PERIODS PRIOR TO THE DATES THE SUB-ACCOUNTS COMMENCED OPERATIONS. EACH SUB-ACCOUNT MAY, FROM TIME TO TIME, ADVERTISE OR INCLUDE IN SALES LITERATURE PERFORMANCE RELATIVE TO CERTAIN PERFORMANCE RANKINGS AND INDICES COMPILED BY INDEPENDENT ORGANIZATIONS. MORE DETAILED INFORMATION AS TO THE CALCULATION OF PERFORMANCE INFORMATION, AS WELL AS COMPARISONS WITH UNMANAGED MARKET INDICES, APPEARS IN THE STATEMENT OF ADDITIONAL INFORMATION.


     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

     The yield of the Sub-Account investing in Fidelity's VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in Fidelity's VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts. Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

     ReliaStar New York may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.


SUB-ACCOUNT ACCUMULATION UNIT VALUES

     The value of Sub-Account Accumulation Units will vary up or down depending upon performance of the applicable Fund and will be computed based upon an initial unit value established as of the date of this Prospectus.

                      STATEMENT OF ADDITIONAL INFORMATION
                                ---------------
             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

                                   ISSUED BY


                      RELIASTAR LIFE INSURANCE COMPANY OF
                 NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT II

                                      AND


                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK




     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated February 22, 1999 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II (the "Variable Account") and ReliaStar Life Insurance Company of New York ("ReliaStar New York") (formerly known as ReliaStar Bankers Security Life Insurance Company). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.



                                ---------------
                               TABLE OF CONTENTS



                                            PAGE
                                           ------
Introduction ............................. SAI-2
Administration of the Contracts .......... SAI-2
Custody of Assets ........................ SAI-2
Independent Auditors ..................... SAI-2
Distribution of the Contracts ............ SAI-2
Calculation of Yield and Return .......... SAI-2
Financial Statements ..................... SAI-9

                                ---------------

  The date of this Statement of Additional Information is February 22, 1999.




                                     SAI-1

                                 INTRODUCTION

     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible purchase payment contracts. The Contracts are sold both as Non-Qualified contracts and/or in connection with retirement plans which may qualify for special Federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 27 of the Prospectus.) Annuity payouts under the Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar New York, and/or to the Fixed Account (which is the general account of ReliaStar New
York). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds").


                        ADMINISTRATION OF THE CONTRACTS

     ReliaStar New York performs certain administrative functions ("Administrative Functions") relating to the Contracts and the Variable Account in Minneapolis, Minnesota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. ReliaStar New York receives no payment for performing any of the Administrative Functions.


                               CUSTODY OF ASSETS

   ReliaStar New York maintains custody of the assets of the Variable Account.


                             INDEPENDENT AUDITORS

     The annual financial statements of ReliaStar Life Insurance Company of New York, which are incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated by reference herein, and have been so incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     The Variable Account had no assets as of December 31, 1998, and therefore, no financial statements are included.



                         DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc. ("WSSI"), which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of ReliaStar New York. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     As of December 31, 1998, WSSI was not paid any fees by the Company in connection with distribution of the Contracts.


     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar New York. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By ReliaStar New York -- Surrender Charge (Contingent Deferred Sales Charge)."


                        CALCULATION OF YIELD AND RETURN

     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                             365/7
                                  ------------------------------
              EFFECTIVE YIELD  =  [(Base Period Return + 1)] - 1

                                     SAI-2

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.

     Assuming that the Sub-Account investing in the VIP Money Market Portfolio was then in existence, the yield and effective yield of the Sub-Account for the seven-day period ending December 31, 1997 would have been as follows:


  YIELD:             4.09%
  EFFECTIVE YIELD:   4.17%

     STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:
STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

                YIELD = 2 [( a - b +1)6 - 1]
                        --------------------
                                cd

       Where:
             a  =  net investment earned during the period by the Fund or
                   Portfolio attributable
                   to shares owned by the Sub-Account.

             b  =  expenses accrued for the period (net of reimbursements).

             c  =  the average daily number of Accumulation Units outstanding during the period.

             d  =  the maximum offering price per Accumulation Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which ReliaStar New York calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, the deductions for the Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

                 TR    =  ((ERV/P) 1/N) - 1

                 Where:

                 TR    =  The average annual total return net of Sub-Account
                          recurring charges.

                 ERV   =  the ending redeemable value (net of any applicable
                          surrender charge) of the hypothetical account at the end of the period.

                 P     =  a hypothetical initial payment of $1,000.

                 N     =  the number of years in the period.


                                     SAI-3

Such average annual total return information for the Sub-Accounts is as follows:



                                                               FOR THE 1-YEAR   FOR THE 5-YEAR
                                                                PERIOD ENDED     PERIOD ENDED
SUB-ACCOUNT                                                       12/31/97         12/31/97
------------------------------------------------------------- ---------------- ----------------
Alger American Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Alger American MidCap Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Alger American Small Capitalization Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP Equity-Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP High Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP II Contrafund Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP II Index 500 Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP II Investment Grade Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus Aggressive Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus International Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus Worldwide Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Neuberger Berman Advisers Management Trust Partners Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust International Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Equity Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Global Equity Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Managed Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Small Cap Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Putnam VT Growth and Income Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Putnam VT New Opportunities Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Putnam VT Voyager Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A



                                                               FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                                 PERIOD ENDED     DATE OF INCEPTION OF
SUB-ACCOUNT                                                        12/31/97      SUB-ACCOUNT TO 12/31/97
------------------------------------------------------------- ----------------- ------------------------
Alger American Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Alger American MidCap Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Alger American Small Capitalization Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP Equity-Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP High Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP II Contrafund Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP II Index 500 Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP II Investment Grade Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus Aggressive Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus International Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus Worldwide Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Neuberger Berman Advisers Management Trust Partners Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust International Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Equity Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Global Equity Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Managed Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Small Cap Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Putnam VT Growth and Income Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Putnam VT New Opportunities Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Putnam VT Voyager Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A

     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.


                                     SAI-4

Such average annual total return information for the Sub-Accounts is as follows:



                                                                FOR THE 1-YEAR     FOR THE 5-YEAR
                                                                 PERIOD ENDED       PERIOD ENDED
SUB-ACCOUNT                                                        12/31/97           12/31/97
------------------------------------------------------------- ------------------ ------------------
Alger American Growth Portfolio
 (Portfolio Inception: 1/9/89) ..............................        18.53%             17.20%
Alger American MidCap Growth Portfolio
 (Portfolio Inception: 5/3/93) ..............................         7.94%             N/A
Alger American Small Capitalization Portfolio
 (Portfolio Inception: 9/21/88) .............................         4.38%             10.55%
Fidelity VIP Equity-Income Portfolio
 (Portfolio Inception: 10/9/86) .............................        20.86%             18.05%
Fidelity VIP Growth Portfolio
 (Portfolio Inception: 10/9/86) .............................        16.30%             15.92%
Fidelity VIP High Income Portfolio
 (Portfolio Inception: 9/19/85) .............................        10.56%             11.84%
Fidelity VIP II Contrafund Portfolio
 (Portfolio Inception: 1/3/95) ..............................        16.95%             N/A
Fidelity VIP II Index 500 Portfolio
 (Portfolio Inception: 8/27/92) .............................        25.39%             17.82%
Fidelity VIP II Investment Grade Bond Portfolio
 (Portfolio Inception: 12/5/88) .............................         2.08%              4.98%
Janus Aggressive Growth Portfolio
 (Portfolio Inception: 9/13/93) .............................         5.63%             N/A
Janus Growth Portfolio
 (Portfolio Inception: 9/13/93) .............................        15.57%             N/A
Janus International Growth Portfolio
 (Portfolio Inception: 5/2/94) ..............................        11.39%             N/A
Janus Worldwide Growth Portfolio
 (Portfolio Inception: 9/13/93) .............................        14.99%             N/A
Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio
 (Portfolio Inception: 9/10/84) .............................        -0.21%              3.48%
Neuberger Berman Advisers Management Trust Partners Portfolio
 (Portfolio Inception: 3/22/94) .............................        23.96%             N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Portfolio Inception: 8/19/98) .............................        N/A                N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Portfolio Inception: 5/6/94) ..............................         8.54%             N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Portfolio Inception: 5/6/94) ..............................         7.59%             N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Portfolio Inception: 5/6/94) ..............................         3.19%             N/A
Northstar Galaxy Trust International Value Portfolio
 (Portfolio Inception: 8/8/97) ..............................        N/A                N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio (Portfolio
 Inception: 5/6/94) .........................................         0.06%             N/A
OCC Equity Portfolio**
 (Portfolio Inception: 8/1/88) ..............................        19.40%             17.33%
OCC Global Equity Portfolio
 (Portfolio Inception: 3/1/95) ..............................         6.97%             N/A
OCC Managed Portfolio**
 (Portfolio Inception: 8/1/88) ..............................        15.13%             17.79%
OCC Small Cap Portfolio**
 (Portfolio Inception: 8/1/88) ..............................        15.08%             12.53%
Putnam VT Growth and Income Fund
 (Portfolio Inception: 2/1/88) ..............................        16.96%             16.77%
Putnam VT New Opportunities Fund
 (Portfolio Inception: 5/2/94) ..............................        16.11%             N/A
Putnam VT Voyager Fund
 (Portfolio Inception: 2/1/88) ..............................        19.29%             17.16%



                                                                FOR THE 10-YEAR     FOR THE PERIOD FROM DATE
                                                                  PERIOD ENDED        OF INCEPTION OF FUND
SUB-ACCOUNT                                                         12/31/97         PORTFOLIO TO 12/31/97
------------------------------------------------------------- ------------------- ---------------------------
Alger American Growth Portfolio
 (Portfolio Inception: 1/9/89) ..............................         N/A                     17.73%
Alger American MidCap Growth Portfolio
 (Portfolio Inception: 5/3/93) ..............................         N/A                     19.96%
Alger American Small Capitalization Portfolio
 (Portfolio Inception: 9/21/88) .............................         N/A                     17.54%
Fidelity VIP Equity-Income Portfolio
 (Portfolio Inception: 10/9/86) .............................         15.09%                  13.02%
Fidelity VIP Growth Portfolio
 (Portfolio Inception: 10/9/86) .............................         15.53%                  13.92%
Fidelity VIP High Income Portfolio
 (Portfolio Inception: 9/19/85) .............................         11.20%                  10.85%
Fidelity VIP II Contrafund Portfolio
 (Portfolio Inception: 1/3/95) ..............................         N/A                     25.39%
Fidelity VIP II Index 500 Portfolio
 (Portfolio Inception: 8/27/92) .............................         N/A                     17.82%
Fidelity VIP II Investment Grade Bond Portfolio
 (Portfolio Inception: 12/5/88) .............................         N/A                      6.73%
Janus Aggressive Growth Portfolio
 (Portfolio Inception: 9/13/93) .............................         N/A                     17.01%
Janus Growth Portfolio
 (Portfolio Inception: 9/13/93) .............................         N/A                     15.46%
Janus International Growth Portfolio
 (Portfolio Inception: 5/2/94) ..............................         N/A                     16.79%
Janus Worldwide Growth Portfolio
 (Portfolio Inception: 9/13/93) .............................         N/A                     20.70%
Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio
 (Portfolio Inception: 9/10/84) .............................          5.53%                   6.62%
Neuberger Berman Advisers Management Trust Partners Portfolio
 (Portfolio Inception: 3/22/94) .............................         N/A                     21.71%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Portfolio Inception: 8/19/98) .............................         N/A                     N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Portfolio Inception: 5/6/94) ..............................         N/A                     11.70%
Northstar Galaxy Trust Growth + Value Portfolio
 (Portfolio Inception: 5/6/94) ..............................         N/A                     15.27%
Northstar Galaxy Trust High Yield Bond Portfolio
 (Portfolio Inception: 5/6/94) ..............................         N/A                      9.52%
Northstar Galaxy Trust International Value Portfolio
 (Portfolio Inception: 8/8/97) ..............................         N/A                     -4.74%
Northstar Galaxy Trust Multi-Sector Bond Portfolio (Portfolio
 Inception: 5/6/94) .........................................         N/A                      7.48%
OCC Equity Portfolio**
 (Portfolio Inception: 8/1/88) ..............................         N/A                     15.89%
OCC Global Equity Portfolio
 (Portfolio Inception: 3/1/95) ..............................         N/A                     14.01%
OCC Managed Portfolio**
 (Portfolio Inception: 8/1/88) ..............................         N/A                     18.63%
OCC Small Cap Portfolio**
 (Portfolio Inception: 8/1/88) ..............................         N/A                     13.82%
Putnam VT Growth and Income Fund
 (Portfolio Inception: 2/1/88) ..............................         N/A                     14.98%
Putnam VT New Opportunities Fund
 (Portfolio Inception: 5/2/94) ..............................         N/A                     20.28%
Putnam VT Voyager Fund
 (Portfolio Inception: 2/1/88) ..............................         N/A                     16.40%

     ReliaStar New York may also disclose average annual total returns for the Investment Fund's Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.


                                     SAI-5

Such average annual total return information for the Portfolios of the Investment Funds is as follows:



                                                       FOR THE 1-YEAR     FOR THE 5-YEAR
                                                        PERIOD ENDED       PERIOD ENDED
SUB-ACCOUNT                                               12/31/97           12/31/97
---------------------------------------------------- ------------------ ------------------
Alger American Growth Portfolio
 (Portfolio Inception: 1/9/89) .....................        25.75%             19.28%
Alger American MidCap Growth Portfolio
 (Portfolio Inception: 5/3/93) .....................        15.01%             N/A
Alger American Small Capitalization Portfolio
 (Portfolio Inception: 9/21/88) ....................        11.39%             12.65%
Fidelity VIP Equity-Income Portfolio
 (Portfolio Inception: 10/9/86) ....................        28.11%             20.14%
Fidelity VIP Growth Portfolio
 (Portfolio Inception: 10/9/86) ....................        23.48%             18.00%
Fidelity VIP High Income Portfolio
 (Portfolio Inception: 9/19/85) ....................        17.67%             13.94%
Fidelity VIP II Contrafund Portfolio
 (Portfolio Inception: 1/3/95) .....................        24.14%             N/A
Fidelity VIP II Index 500 Portfolio
 (Portfolio Inception: 8/27/92) ....................        32.70%             19.91%
Fidelity VIP II Investment Grade Bond Portfolio
 (Portfolio Inception: 12/5/88) ....................         9.06%              7.11%
Janus Aggressive Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................        12.66%             N/A
Janus Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................        22.75%             N/A
Janus International Growth Portfolio
 (Portfolio Inception: 5/2/94) .....................        18.51%             N/A
Janus Worldwide Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................        22.15%             N/A
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio
 (Portfolio Inception:9/10/84) .....................         6.74%              5.63%
Neuberger Berman Advisers Management Trust Partners
 Portfolio
 (Portfolio Inception: 3/22/94) ....................        31.25%             N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Portfolio Inception: 8/19/98) ....................        N/A                N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Portfolio Inception: 5/6/94) .....................        15.62%             N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Portfolio Inception: 5/6/94) .....................        14.65%             N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................        12.06%             N/A
Northstar Galaxy Trust International Value Portfolio
 (Portfolio Inception: 8/8/97) .....................        N/A                N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         9.07%             N/A
OCC Equity Portfolio**
 (Portfolio Inception: 8/1/88) .....................        27.26%             19.54%
OCC Global Equity Portfolio
 (Portfolio Inception: 3/1/95) .....................        14.10%             N/A
OCC Managed Portfolio**
 (Portfolio Inception: 8/1/88) .....................        22.77%             19.97%
OCC Small Cap Portfolio**
 (Portfolio Inception: 8/1/88) .....................        22.24%             14.62%
Putnam VT Growth and Income Fund
 (Portfolio Inception: 2/1/88) .....................        24.15%             18.86%
Putnam VT New Opportunities Fund
 (Portfolio Inception: 5/2/94) .....................        23.29%             N/A
Putnam VT Voyager Fund
 (Portfolio Inception: 2/1/88) .....................        26.52%             19.25%



                                                       FOR THE 10-YEAR     FOR THE PERIOD FROM DATE
                                                         PERIOD ENDED        OF INCEPTION OF FUND
SUB-ACCOUNT                                                12/31/97         PORTFOLIO TO 12/31/97
---------------------------------------------------- ------------------- ---------------------------
Alger American Growth Portfolio
 (Portfolio Inception: 1/9/89) .....................         N/A                     19.43%
Alger American MidCap Growth Portfolio
 (Portfolio Inception: 5/3/93) .....................         N/A                     22.09%
Alger American Small Capitalization Portfolio
 (Portfolio Inception: 9/21/88) ....................         N/A                     19.23%
Fidelity VIP Equity-Income Portfolio
 (Portfolio Inception: 10/9/86) ....................         16.75%                  14.66%
Fidelity VIP Growth Portfolio
 (Portfolio Inception: 10/9/86) ....................         17.20%                  15.56%
Fidelity VIP High Income Portfolio
 (Portfolio Inception: 9/19/85) ....................         12.81%                  12.45%
Fidelity VIP II Contrafund Portfolio
 (Portfolio Inception: 1/3/95) .....................         N/A                     28.17%
Fidelity VIP II Index 500 Portfolio
 (Portfolio Inception: 8/27/92) ....................         N/A                     19.87%
Fidelity VIP II Investment Grade Bond Portfolio
 (Portfolio Inception: 12/5/88) ....................         N/A                      8.29%
Janus Aggressive Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................         N/A                     19.21%
Janus Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................         N/A                     17.66%
Janus International Growth Portfolio
 (Portfolio Inception: 5/2/94) .....................         N/A                     19.31%
Janus Worldwide Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................         N/A                     22.90%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio
 (Portfolio Inception:9/10/84) .....................          7.07%                   8.17%
Neuberger Berman Advisers Management Trust Partners
 Portfolio
 (Portfolio Inception: 3/22/94) ....................         N/A                     24.18%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Portfolio Inception: 8/19/98) ....................         N/A                     N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Portfolio Inception: 5/6/94) .....................         N/A                     14.25%
Northstar Galaxy Trust Growth + Value Portfolio
 (Portfolio Inception: 5/6/94) .....................         N/A                     17.80%
Northstar Galaxy Trust High Yield Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         N/A                     12.61%
Northstar Galaxy Trust International Value Portfolio
 (Portfolio Inception: 8/8/97) .....................         N/A                      1.30%
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         N/A                     10.65%
OCC Equity Portfolio**
 (Portfolio Inception: 8/1/88) .....................         N/A                     17.62%
OCC Global Equity Portfolio
 (Portfolio Inception: 3/1/95) .....................         N/A                     17.08%
OCC Managed Portfolio**
 (Portfolio Inception: 8/1/88) .....................         N/A                     20.38%
OCC Small Cap Portfolio**
 (Portfolio Inception: 8/1/88) .....................         N/A                     15.46%
Putnam VT Growth and Income Fund
 (Portfolio Inception: 2/1/88) .....................         N/A                     16.64%
Putnam VT New Opportunities Fund
 (Portfolio Inception: 5/2/94) .....................         N/A                     22.78%
Putnam VT Voyager Fund
 (Portfolio Inception: 2/1/88) .....................         N/A                     18.08%

                                      SAI-6

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:


             RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS



                                                               FOR THE 1-YEAR   FOR THE 5-YEAR
                                                                PERIOD ENDED     PERIOD ENDED
SUB-ACCOUNT                                                       12/31/97         12/31/97
------------------------------------------------------------- ---------------- ----------------
Alger American Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Alger American MidCap Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Alger American Small Capitalization Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP Equity-Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP High Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP II Contrafund Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP II Index 500 Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Fidelity VIP II Investment Grade Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus Aggressive Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus International Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Janus Worldwide Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Neuberger Berman Advisers Management Trust Partners Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust International Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Equity Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Global Equity Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Managed Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
OCC Small Cap Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Putnam VT Growth and Income Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Putnam VT New Opportunities Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A
Putnam VT Voyager Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A              N/A



                                                               FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                                 PERIOD ENDED     DATE OF INCEPTION OF
SUB-ACCOUNT                                                        12/31/97      SUB-ACCOUNT TO 12/31/97
------------------------------------------------------------- ----------------- ------------------------
Alger American Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Alger American MidCap Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Alger American Small Capitalization Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP Equity-Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP High Income Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP II Contrafund Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP II Index 500 Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Fidelity VIP II Investment Grade Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus Aggressive Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus International Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Janus Worldwide Growth Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Neuberger Berman Advisers Management Trust Limited Maturity
 Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Neuberger Berman Advisers Management Trust Partners Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust International Value Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Equity Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Global Equity Portfolio
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Managed Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
OCC Small Cap Portfolio**
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Putnam VT Growth and Income Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Putnam VT New Opportunities Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A
Putnam VT Voyager Fund
 (Sub-Account Inception: 12/31/98) ..........................       N/A                   N/A

                                      SAI-7

   RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED OPERATIONS



                                                       FOR THE 1-YEAR     FOR THE 5-YEAR
                                                        PERIOD ENDED       PERIOD ENDED
SUB-ACCOUNT                                               12/31/97           12/31/97
---------------------------------------------------- ------------------ ------------------
Alger American Growth Portfolio
 (Portfolio Inception: 1/9/89) .....................        23.93%             17.57%
Alger American MidCap Growth Portfolio
 (Portfolio Inception: 5/3/93) .....................        13.34%             N/A
Alger American Small Capitalization Portfolio
 (Portfolio Inception: 9/21/88) ....................         9.78%             11.03%
Fidelity VIP Equity-Income Portfolio
 (Portfolio Inception: 10/9/86) ....................        26.26%             18.42%
Fidelity VIP Growth Portfolio
 (Portfolio Inception: 10/9/86) ....................        21.70%             16.31%
Fidelity VIP High Income Portfolio
 (Portfolio Inception: 9/19/85) ....................        15.96%             12.30%
Fidelity VIP II Contrafund Portfolio
 (Portfolio Inception: 1/3/95) .....................        22.35%             N/A
Fidelity VIP II Index 500 Portfolio
 (Portfolio Inception: 8/27/92) ....................        30.79%             18.19%
Fidelity VIP II Investment Grade Bond Portfolio
 (Portfolio Inception: 12/5/88) ....................         7.48%              5.56%
Janus Aggressive Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................        11.03%             N/A
Janus Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................        20.97%             N/A
Janus International Growth Portfolio
 (Portfolio Inception: 5/2/94) .....................        16.79%             N/A
Janus Worldwide Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................        20.39%             N/A
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84) ....................         5.19%              4.10%
Neuberger Berman Advisers Management Trust Partners
 Portfolio
 (Portfolio Inception: 3/22/94) ....................        29.36%             N/A
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Portfolio Inception: 8/19/98) ....................        N/A                N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Portfolio Inception: 5/6/94) .....................        13.94%             N/A
Northstar Galaxy Trust Growth + Value Portfolio
 (Portfolio Inception: 5/6/94) .....................        12.99%             N/A
Northstar Galaxy Trust High Yield Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         8.59%             N/A
Northstar Galaxy Trust International Value Portfolio
 (Portfolio Inception: 8/8/97) .....................        N/A                N/A
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         5.46%             N/A
OCC Equity Portfolio**
 (Portfolio Inception: 8/1/88) .....................        24.80%             17.70%
OCC Global Equity Portfolio
 (Portfolio Inception: 3/1/95) .....................        12.37%             N/A
OCC Managed Portfolio**
 (Portfolio Inception: 8/1/88) .....................        20.53%             18.16%
OCC Small Cap Portfolio**
 (Portfolio Inception: 8/1/88) .....................        20.48%             12.97%
Putnam VT Growth and Income Fund
 (Portfolio Inception: 2/1/88) .....................        22.36%             17.16%
Putnam VT New Opportunities Fund
 (Portfolio Inception: 5/2/94) .....................        21.51%             N/A
Putnam VT Voyager Fund
 (Portfolio Inception: 2/1/88) .....................        24.69%             17.54%



                                                       FOR THE 10-YEAR     FOR THE PERIOD FROM DATE
                                                         PERIOD ENDED        OF INCEPTION OF FUND
SUB-ACCOUNT                                                12/31/97         PORTFOLIO TO 12/31/97
---------------------------------------------------- ------------------- ---------------------------
Alger American Growth Portfolio
 (Portfolio Inception: 1/9/89) .....................         N/A                     17.73%
Alger American MidCap Growth Portfolio
 (Portfolio Inception: 5/3/93) .....................         N/A                     20.35%
Alger American Small Capitalization Portfolio
 (Portfolio Inception: 9/21/88) ....................         N/A                     17.54%
Fidelity VIP Equity-Income Portfolio
 (Portfolio Inception: 10/9/86) ....................         15.09%                  13.02%
Fidelity VIP Growth Portfolio
 (Portfolio Inception: 10/9/86) ....................         15.53%                  13.92%
Fidelity VIP High Income Portfolio
 (Portfolio Inception: 9/19/85) ....................         11.20%                  10.85%
Fidelity VIP II Contrafund Portfolio
 (Portfolio Inception: 1/3/95) .....................         N/A                     26.34%
Fidelity VIP II Index 500 Portfolio
 (Portfolio Inception: 8/27/92) ....................         N/A                     18.15%
Fidelity VIP II Investment Grade Bond Portfolio
 (Portfolio Inception: 12/5/88) ....................         N/A                      6.73%
Janus Aggressive Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................         N/A                     17.50%
Janus Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................         N/A                     15.97%
Janus International Growth Portfolio
 (Portfolio Inception: 5/2/94) .....................         N/A                     17.59%
Janus Worldwide Growth Portfolio
 (Portfolio Inception: 9/13/93) ....................         N/A                     21.15%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84) ....................          5.53%                   6.62%
Neuberger Berman Advisers Management Trust Partners
 Portfolio
 (Portfolio Inception: 3/22/94) ....................         N/A                     22.39%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio
 (Portfolio Inception: 8/19/98) ....................         N/A                     N/A
Northstar Galaxy Trust Emerging Growth Portfolio*
 (Portfolio Inception: 5/6/94) .....................         N/A                     12.60%
Northstar Galaxy Trust Growth + Value Portfolio
 (Portfolio Inception: 5/6/94) .....................         N/A                     16.11%
Northstar Galaxy Trust High Yield Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         N/A                     10.48%
Northstar Galaxy Trust International Value Portfolio
 (Portfolio Inception: 8/8/97) .....................         N/A                      0.66%
Northstar Galaxy Trust Multi-Sector Bond Portfolio
 (Portfolio Inception: 5/6/94) .....................         N/A                      8.49%
OCC Equity Portfolio**
 (Portfolio Inception: 8/1/88) .....................         N/A                     15.89%
OCC Global Equity Portfolio
 (Portfolio Inception: 3/1/95) .....................         N/A                     15.25%
OCC Managed Portfolio**
 (Portfolio Inception: 8/1/88) .....................         N/A                     18.63%
OCC Small Cap Portfolio**
 (Portfolio Inception: 8/1/88) .....................         N/A                     13.82%
Putnam VT Growth and Income Fund
 (Portfolio Inception: 2/1/88) .....................         N/A                     14.98%
Putnam VT New Opportunities Fund
 (Portfolio Inception: 5/2/94) .....................         N/A                     21.02%
Putnam VT Voyager Fund
 (Portfolio Inception: 2/1/88) .....................         N/A                     16.40%

---------

                                     SAI-8

* The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) opearated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.
** On September 16, 1994, an investment company then called Quest for Value
   Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.
     The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The Alger American Fund, Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Janus Aspen Series, Neuberger&Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Trust are not affiliated with ReliaStar New York.

     ReliaStar New York may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

                 CTR   =  ERV/P - 1

                 Where:

                 CTR   =  the Cumulative Total Return net of Sub-Account
                          recurring
                          charges for the period.

                 ERV   =  the ending redeemable value of the hypothetical
                          investment
                          at the end of the period.

                 P     =  a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1997.

     COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


                             FINANCIAL STATEMENTS


     The Variable Account had no assets as of December 31, 1998, and therefore no financial statements are included.


     ReliaStar New York's statements of financial condition as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on ReliaStar New York's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                     SAI-9

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
            (A WHOLLY-OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                         INDEPENDENT AUDITORS' REPORT*
                                BALANCE SHEETS*
                             STATEMENTS OF INCOME*
                      STATEMENTS OF SHAREHOLDER'S EQUITY*
                           STATEMENTS OF CASH FLOWS*
                         NOTES TO FINANCIAL STATEMENTS*
                               DECEMBER 31, 1997
---------
* Incorporated by reference to Depositor's Form S-6 Registration Statement of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed April 27, 1998.


                                     SAI-10